Consolidated Balance Sheets (USD $)	Nov. 30, 2014	Feb. 28, 2014	Feb. 28, 2013
ASSETS
Cash and cash equivalents	$ 69,177	$ 483,408	$ 969,188
Other receivable		20,000
Prepaid Insurance	58,802	12,073
Deferred financing cost		60,523
Marketable securities, at fair value	80,000
Other current assets	885
Total Current Assets	208,864	576,004	969,188
Equipment (net of accumulated depreciation of $34,192, $12,396, and $74,450, respectively)	548,244	204,254	53,326
Refundable deposit	289,319	(10,367)
TOTAL ASSETS	1,046,427	790,625	1,022,514
Current Liabilities
Accounts payable	548,511	257,965	168,005
Accrued expense	37,190
Current portion of capital lease	99,965	28,000
Convertible notes (net od discount of $206,636, $71,543, and $0, respectively)		2,475,717	716,957
Accrued interest payable		137,701	1,940
Total current liabilities	685,666
Long-term portion of capital lease	187,683
TOTAL LIABILITIES	873,349	2,871,383	886,902
STOCKHOLDERS' (DEFICIT) EQUITY
Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 0, 0, and 874,257 shares issued and outstanding, respectively)	87
Common stock (Common Stock, $0.0001 par value; 150,000,000 shares authorized; 21,573,899, 21,054,418 and 27,413,181 shares issued and outstanding respectively)	2,741	2,157	2,106
Additional Paid-in-capital	17,841,622	8,644,760	5,495,985
Accumulated deficit	(17,671,372)	(10,727,675)	(5,362,479)
Total (Deficit) Equity	173,078	(2,080,758)	135,612
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 1,046,427	$ 790,625	$ 1,022,514